Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2022
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of March 31,
	2021	2022
	$	$

Prepaid expenses	198	145
Payment in advance	291	154
Deposits	3	295
Other	21	26

	513	620